Purchased Intangible Assets - Summary of Intangible Assets (Details) - Vencore Holding Corp. and KGS Holding Corp. - USD ($) $ in Thousands	Mar. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 408,340	$ 408,340	$ 408,712
Accumulated Amortization	(171,747)	(167,806)	(148,999)
Net Carrying Value	236,593	240,534	259,713
Contracts/Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	357,840	357,840	357,840
Accumulated Amortization	(141,078)	(137,573)	(123,305)
Net Carrying Value	216,762	220,267	234,535
Backlog
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	25,300	25,300	25,300
Accumulated Amortization	(6,094)	(5,698)	(4,118)
Net Carrying Value	19,206	19,602	21,182
Technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	24,900	24,900	24,900
Accumulated Amortization	(24,275)	(24,235)	(21,107)
Net Carrying Value	625	665	3,793
Favorable leasehold interest
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value			372
Accumulated Amortization			(179)
Net Carrying Value			193
PhaseOne trademark
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	300	300	300
Accumulated Amortization	(300)	(300)	(290)
Net Carrying Value	$ 0	$ 0	$ 10